Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

On September 27, 2023, the First People’s Court of Dongguan City, Guangdong Province, issued a judicial confirmation on a civil mediation settlement agreement in connection with certain service fees of RMB 750,000 owed by Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. and Gongwuyuan to Dongguan Huidian Xinxi Jishu Co., Ltd, which shall be paid in two installments, with RMB 50,000 to be paid off by September 27, 2023 and the remaining RMB 700,000 to be paid off by April 30, 2024. The initial RMB 50,000 has been fully paid. On October 19, 2023, Dongguan Huidian Xinxi Jishu Co., Ltd. provided a notice of debt assignment to Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. and Gongwuyuan that the debt related to the mediation settlement has been transferred to an individual, Deng Yongjin. The notice requests that the remaining payment of RMB 700,000 be made directly to the transferee’s designated account. As of the date of this report, Deng Yongjin was then paid RMB 400,000 and the remaining payment of RMB 409,451 was performed by execution by the First People’s Court of Dongguan City on November 6, 2024. Therefore, there is no outstanding debt obligation for this proceeding. As of December 31, 2025, there are no outstanding obligations related to this matter.

On September 28, 2023, the Second People’s Court of Zhongshan City, Guangdong Province, issued a judicial confirmation on a civil mediation settlement agreement in connection with certain service fees of RMB 350,000 owed by Zhongshan Jushangyue to Dongguan Huidian Xinxi Jishu Co., Ltd, which shall be paid in two installments, with RMB 50,000 to be paid off by September 28, 2023 and the remaining RMB 300,000 to be paid off by April 30, 2024. The initial RMB 50,000 has been fully paid. On October 19, 2023, Dongguan Huidian Xinxi Jishu Co., Ltd. provided a notice of debt assignment to Zhongshan Jushangyue that the debt related to the mediation settlement has been transferred to an individual, Deng Yongjin. The notice requests that the remaining payment of RMB 300,000 be made directly to the transferee’s designated account. As of the date of this report, Deng Yongjin was then paid RMB 252,187 and the remaining payment is currently in the execution stage. As of December 31, 2025, the remaining balance is subject to enforcement proceedings.